Group Companies (Tables)	6 Months Ended
Jun. 30, 2024
Group Companies [Abstract]
Schedule of Group Companies
Entity name	Country of incorporation	Principal activities	Group interest at June 30, 2023
Fusion Fuel Portugal, S.A.	Portugal	Operating company	100%
Fuel Cell Évora, Unipessoal LDA	Portugal	Hydrogen production	100%
Fuel Cell Évora I, Unipessoal LDA	Portugal	Hydrogen production	100%
Fusion Fuel USA, Inc.	United States	Operating company	100%
Fusion Fuel Spain, S.L.	Spain	Hydrogen production	50%
Fusion Fuel Australia, PTY Ltd	Australia	Hydrogen production	100%
Fusion Fuel Australia – Pilot PTY Ltd	Australia	Hydrogen production	100%
Hevo Sines, Unipessoal LDA	Portugal	Hydrogen production	100%
Hevo Sines II, Unipessoal LDA	Portugal	Hydrogen production	100%
Hevo Sines III, Unipessoal LDA	Portugal	Hydrogen production	100%
Hevo Portugal, Unipessoal, LDA	Portugal	Hydrogen production	100%
Hanoi Asset Management, S.L.	Spain	No activity to date	100%
Hevo Aveiro, Unipessoal LDA	Portugal	Hydrogen production	100%